Goodwill - Schedule of Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Goodwill [Abstract]
Balance	$ 2,973,850
Acquisition of Industrial Insights Consulting LTD		2,973,850
Balance		2,973,850
Impairment of goodwill in relation to Insights Consulting LTD	$ (2,973,850)